Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Select Value Fund))	0 Months Ended
	Sep. 08, 2011
Class A
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Total Annual Operating Expenses	1.31%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver	1.31%
Class B
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.62%
Total Annual Operating Expenses	2.36%
Fee Waiver and Expense Reimbursement	(0.18%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	2.18%
Class C
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.39%
Total Annual Operating Expenses	2.13%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	2.12%
Class N
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.37%
Total Annual Operating Expenses	1.61%
Fee Waiver and Expense Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	1.58%
Class Y
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver	0.88%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes, except Class A, to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. Each of these voluntary expense limitations may be amended or withdrawn after one year from the date of this prospectus.